Share Compensation and Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award	Restricted Share Units

	Number of shares	Weighted average grant date fair value
Outstanding at December 31, 2022	4,305,650	$8.33
Granted	723,658	12.89
Vested	(4,305,650)	8.33
Outstanding at December 31, 2023	723,658	$12.89
Performance Share Units

	Number of shares	Weighted average grant date fair value
Outstanding at December 31, 2022	—	$—
Granted	286,042	12.90
Outstanding at December 31, 2023	286,042	$12.90